UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2012 to September 30, 2012

Date of Report (Date of earliest event reported): September 30, 2012

Commission File Number of securitizer:  001-32216

Central Index Key Number of securitizer: 0001273685

Steven R. Mumma
(212) 792-0109
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

Item 1.01  Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

New York Mortgage Trust, Inc. (the “Securitizer”) acted as the sponsor for asset-backed securities which were issued by the following issuing entities and held by non-affiliates of the Securitizer during the Reporting Period:

New York Mortgage Trust 2005-1
New York Mortgage Trust 2005-2
New York Mortgage Trust 2005-3
New York Mortgage Trust 2006-1

There is no repurchase activity to report for any of the above listed issuing entities.

Item 1.03  Notice of Suspension of Duty to File Reports under Rule 15Ga-1.

The Securitizer is suspending its quarterly reporting obligations pursuant to Rule 15Ga-1(c)(2)(i).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEW YORK MORTGAGE TRUST, INC. (Securitizer)

Date: January 2, 2013	By:	/s/ Steven R. Mumma
Steven R. Mumma Chief Executive Officer and President